Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Statement of comprehensive income [abstract]
Net income	$ 986	$ 688
Items that may subsequently be reclassified to income:
Change in unrealized fair value of derivatives designated as cash flow hedges	(1)	(4)
Adjustment for hedged items recognized in the period	5	(2)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	4	(6)
Items that will not be subsequently reclassified to income:
Remeasurements on employee benefit plans	36	1
Total other comprehensive income	40	(5)
Comprehensive income	1,026	683
Comprehensive income attributable to:
Equity shareholders	$ 1,026	$ 683